Consolidated Balance Sheets(USD ($))	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 415,275	$ 1,659,059
Restricted cash	3,583,800	3,598,299
Accounts receivable, net	43,567,769	28,459,889
Inventories, net	1,339,302	1,343,710
Loans to third parties, net	0	1,761,531
Advances to suppliers, net	10,634,280	11,390,529
Other receivables	68,778	92,235
Deferred tax assets	140,226	474,991
Total current assets	59,749,430	48,780,243
Property, plant and equipment, net	12,802,932	12,568,707
Other Assets
Deferred tax assets - non-current	26,109	23,162
Intangible assets, net	2,422,421	2,649,328
Deposits	3,707,702	4,088,976
Total Assets	78,708,594	68,110,416
Current Liabilities
Short-term bank loans	2,117,700	2,126,268
Long-term bank loans - current portion	0	4,088,976
Bankers acceptance notes payable	7,167,600	7,196,598
Accounts payable	3,741,193	3,151,425
Due to related parties	0	120,000
Loans from third parties	0	39,082
Customer deposits	562,995	1,206,845
Taxes payable	2,272,106	1,839,600
Accrued liabilities and other payables	370,211	396,766
Total current liabilities	16,231,805	20,165,560
Equity
Common stock, $0.001 par value, 50,000,000 shares authorized, 20,000,000 and 50,000,000 shares issued and outstanding at December 31,2014 and 2013, respectively	20,000	50,000
Additional paid-in capital	9,473,230	9,443,230
Statutory reserves	5,377,637	4,001,647
Retained earnings	40,935,229	28,330,179
Accumulated other comprehensive income	3,515,420	3,691,123
Total Stockholders' Equity	59,321,516	45,516,179
Noncontrolling interest	3,155,273	2,428,677
Total Equity	62,476,789	47,944,856
Total Liabilities and Equity	$ 78,708,594	$ 68,110,416